COST OF SALES	12 Months Ended
Dec. 31, 2021
Cost Of Sales [abstract]
COST OF SALES [Text block]

5. COST OF SALES

	Years ended December 31,
	2021	2020
Site operating costs	201,964	216,415
Transportation costs	17,845	18,248
Changes in inventories of finished goods	(11,795)	939
Changes in inventories of ore stockpiles	(5,128)	(11,361)
Production costs	202,886	224,241
Depletion and amortization	66,587	95,301
Cost of sales	269,473	319,542

Site operating costs include personnel costs, non-capitalized waste stripping costs, repair and maintenance costs, consumables, operating supplies and external services.

During the year ended December 31, 2020, site operating costs and general administrative expenses include $6,013 and $364, respectively, for benefits related to claims submitted by the Company for the Canada Emergency Wage Subsidy. No claims were submitted for 2021.